LEASES (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Sublease income	$ 10
Remaining lease terms	5 years 3 months 19 days
Period of options to extend leases	up to 5 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms	1 month
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms	7 years